SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Net income for the period	$ 599	$ (352)
Basic weighted average number of shares outstanding	130,027,962	118,572,700
Effect of dilutive share options, warrants, and RSUs ('000)	2,994,709	4,030,229
Diluted weighted average number of shares outstanding	133,022,671	122,602,929
Basic and diluted earnings per share	$ 0.00	$ (0.00)
Diluted earnings (loss) per share	$ 0.00	$ (0.00)